General and administrative expense and Termination benefits - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Tax expense / (reversal)	$ (8,018)	$ 11,214	$ 11,125
General and administrative expense	74,425	122,211	139,120
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	45,147	60,845	81,477
Occupancy Costs	2,099	2,500	1,725
Professional fees	11,278	11,952	18,250
Travel and entertainment	2,172	3,458	1,910
Office and related expenses	6,020	8,905	7,332
Bank fees & payment costs	650	778	646
Bad debt expense	212	6,211	1,267
Tax expense / (reversal)	(8,018)	11,214	11,125
Provisions for liabilities and other charges	1,745	195	209
Depreciation and amortization	9,806	11,464	9,587
Other general and administrative expense	3,314	4,689	5,592
General and administrative expense	$ 74,425	$ 122,211	$ 139,120